NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2021	Dec. 16, 2020	Aug. 01, 2020	May 25, 2020	Oct. 01, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)						$ 11,013,392		$ 11,013,392		$ 4,866,772	$ 1,453,510
Working capital						646,000		646,000		2,482,000
Operating Income (Loss)						$ 3,158,398	$ 1,030,383	6,920,167	$ 2,418,912	3,406,862	1,342,515
Net cash provided by (used in) operating activities								4,312,312	$ 1,157,976	1,702,079	$ 203,358
Proceeds from issuance of convertible loan to related party										3,000,000
U.S. Small Business Administration's Payroll Protection Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of private placement								$ 3,250,000		3,250,000
Proceeds from issuance of convertible loan to related party										710,000
Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of private placement										$ 1,131,009
Tala Tek Merger Agreement [Member] | TalaTek, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted					6,200,000
Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted	2,566,778
Stock Purchase Agreement [Member] | Alpine Security LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted		900,000
Stock Purchase Agreement [Member] | Technologyville, Inc., [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted				3,392,271
Share Purchase Agreement [Member] | Clear skies security llc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted			2,330,000